Property, Plant and Equipment and Intangible Assets	3 Months Ended
Mar. 31, 2025
Property, Plant and Equipment and Intangible Assets [Abstract]
Property, Plant and Equipment and Intangible Assets
8.
PROPERTY, PLANT AND EQUIPMENT AND INTANGIBLE ASSETS

Movements in property, plant and equipment and intangible assets during the three months ended March 31, 2025 are outlined below:

(in USD and thousands)	River Vessels & Equipment	Ocean and Expedition Ships & Equipment	River Vessels under Construction	Ocean Ships under Construction	Office Equipment	Land & Buildings	Other Fixed Assets	Intangible Assets, including Goodwill	Total
Cost as of January 1, 2025	$2,713,263	$4,573,867	$314,717	$407,998	$19,311	$24,013	$53,621	$165,470	$8,272,260
Additions	21,219	193	107,373	5,320	251	521	178	16,427	151,482
Disposals	(1,430)	—	—	—	(287)	—	—	(9,414)	(11,131)
Reclassified from right-of-use-assets	—	—	—	—	22	—	—	—	22
Reclassified between assets	39,555	—	(39,555)	—	59	—	(59)	—	—
Effect of currency translation	2,859	—	810	—	109	896	24	116	4,814
Cost as of March 31, 2025	$2,775,466	$4,574,060	$383,345	$413,318	$19,465	$25,430	$53,764	$172,599	$8,417,447
Accumulated depreciation, amortization and impairment as of January 1, 2025	$(1,062,027)	$(588,074)	$—	$—	$(14,899)	$(8,726)	$(37,019)	$(104,411)	$(1,815,156)
Depreciation and amortization	(19,861)	(33,956)	—	—	(787)	(213)	(515)	(5,787)	(61,119)
Depreciation and amortization of disposals	305	—	—	—	286	—	—	8,767	9,358
Reclassified from right-of-use-assets	—	—	—	—	(22)	—	—	—	(22)
Effect of currency translation	(1,210)	—	—	—	(80)	(366)	(10)	(102)	(1,768)
Accumulated depreciation, amortization and impairment as of March 31, 2025	$(1,082,793)	$(622,030)	$—	$—	$(15,502)	$(9,305)	$(37,544)	$(101,533)	$(1,868,707)
Net book value
As of January 1, 2025	$1,651,236	$3,985,793	$314,717	$407,998	$4,412	$15,287	$16,602	$61,059	$6,457,104
As of March 31, 2025	$1,692,673	$3,952,030	$383,345	$413,318	$3,963	$16,125	$16,220	$71,066	$6,548,740

River vessels

River vessels and equipment and river vessels under construction include amounts attributable to the Group’s river fleet, including vessel improvements and equipment for the Viking Mississippi. In 2012, the Group launched the Longship (“Longship”) series of vessels. As of March 31, 2025, the Group’s river fleet consisted of 84 river vessels, of which 58 are Longships, 11 are small classes based on the Longship design, 13 are other river vessels and two are river vessel charters, including the Viking Mississippi.

During the three months ended March 31, 2025, additions to river vessels and equipment included $21.2 million in improvements to river vessels.

During the three months ended March 31, 2025, there were $107.4 million in additions to river vessels under construction primarily related to progress payments for vessels scheduled for delivery between 2025 and 2028. See Note 15. During the three months ended March 31, 2025, the Group reclassified $39.6 million from river vessels under construction to river vessels and equipment in conjunction with the delivery of one Longship-Seine vessel.

Ocean and expedition ships

In 2015, the Group took delivery of its first ocean ship and as of March 31, 2025, the Group had a fleet of 11 ocean ships, including the Zhao Shang Yi Dun (“Viking Yi Dun”). The Viking Yi Dun is owned and operated by China Merchants Viking Cruises Limited (“CMV”), a related party.

In 2021, the Group took delivery of its first expedition ship, which is designed for sailings in the polar regions and the Great Lakes of North America. As of March 31, 2025, the Group had a fleet of two expedition ships.

The Group did not identify any impairment indicators related to property, plant and equipment and intangible assets as of March 31, 2025 and December 31, 2024. The Group’s conclusions regarding the valuation of its property, plant and equipment and intangible assets may change in future periods if factors or circumstances cause the Group to revise its assumptions in future periods, such as inflation or increased interest rates. The Group’s future cash flows may be impacted by climate related risks, including environmental changes or more stringent environmental regulations. Such changes may impact accounting estimates in future periods, which incorporate forecasted financial performance.